Income Taxes	12 Months Ended
Dec. 31, 2021
Disclosure of income taxes [Abstract]
Income Taxes
Note 23 – Income Taxes

A.	Components of the Income Taxes

	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands
Current taxes on income
In respect of current year	28,009	734	2,569
In respect of prior years	-	1	(18)
Deferred tax (income)/expense
Creation and reversal of temporary differences	(23,684)	3,963	14,124
Total tax expense on income	4,325	4,698	16,675

No previously unrecognized tax benefits were used in 2019, 2020 or 2021 to reduce our current tax expense.

B.	Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands
Profit/(loss) from continuing operations before income taxes	879,642	500,447	(5,536)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	149,539	85,076	(941)

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	(190,539)	(27,353)	7,043
Different tax rate applicable to subsidiaries operating overseas	(9,297)
Income subject to tax at a different tax rate	-	441	5,960
Non-deductible expenses	44,851	1,028	5,408
Exempt income	(23,937)	(61,415)	(4,714)
Taxes in respect of prior years	(361)	1	(18)
Tax in respect of foreign dividend	28,172	-	-
Share of non-controlling interests in entities transparent for tax purposes	5,528	-	-
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	95	7,647	3,946
Other differences	274	(727)	(9)
Tax expense on income included in the statement of profit and loss	4,325	4,698	16,675

C.	Deferred tax assets and liabilities

1.	Deferred tax assets and liabilities recognized

The deferred taxes are calculated based on the tax rate expected to apply at the time of the reversal as detailed below. Deferred taxes in respect of subsidiaries were calculated based on the tax rates relevant for each country.

The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ thousands
Balance of deferred tax asset (liability) as at January 1, 2020	(82,805)	2,518	141	2,099	(78,047)
Changes recorded on the statement of profit and loss	(6,230)	(951)	212	3,006	(3,963)
Changes recorded in other comprehensive income	-	-	1,346	-	1,346
Translation differences	(6,639)	124	117	100	(6,298)
Balance of deferred tax asset (liability) as at December 31, 2020	(95,674)	1,691	1,816	5,205	(86,962)
Changes recorded on the statement of profit and loss	(23,591)	106,643	49	(80,662)	2,439
Changes recorded in other comprehensive income	-	-	(423)	(2,847)	(3,270)
Change as a result of business combinations	(4,050)	2,882	(232)	(5,350)	(6,750)
Translation differences	(3,915)	1,126	50	101	(2,638)
Balance of deferred tax asset (liability) as at December 31, 2021	(127,230)	112,342	1,260	(83,553)	(97,181)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

2.	The deferred taxes are presented in the statements of financial position as follows:

	As at December 31,
	2021	2020
	$ Thousands
As part of non-current assets	49,275	7,374
As part of current liabilities	(21,117)	-
As part of non-current liabilities	(125,339)	(94,336)
	(97,181)	(86,962)

Income tax rate in Israel is 23% for the years ended December 31, 2021, 2020 and 2019. The tax rate applicable to US companies are (i) federal corporate tax of 21% and (ii) state tax ranging from 6% to 11.5%. In Singapore, the corporate tax rate is 17%. Dividends received by Kenon from an associated company incorporated in Israel, ZIM, is subject to a withholding tax rate of 5%.

On January 4, 2016, Amendment 216 to the Income Tax Ordinance (New Version) – 1961 (hereinafter – “the Ordinance”) was passed in the Knesset. As part of the amendment, OPC’s and Hadera’s income tax rate was reduced by 1.5% to a rate of 25% as from 2016. Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

As a result of reducing the tax rate to 23%, the deferred tax balance as at December 31, 2021 and 2020 were calculated according to the new tax rates specified in the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the years 2017 and 2018), at the tax rate expected to apply on the reversal date.

3.	Tax and deferred tax balances not recorded

Unrecognised deferred tax assets

	As at December 31,
	2021	2020
	$ Thousands
Losses for tax purposes	167,758	54,985
Deductible temporary differences	-	1,971
	167,758	56,956

According to Israeli tax law, there is no time limit on the utilization of tax losses and the utilization of the deductible temporary differences. Deferred tax assets were not recognized for these items, since it is not expected that there will be taxable income in the future, against which the tax benefits can be utilized.

In the United States, as of December 31, 2021, the Group had loss carryforwards for which no deferred taxes have been created, as detailed below:

•
Net operating losses for tax purposes of $108 million, which may be offset for tax purposes in the United States against future income, subject to complying with the conditions of the law, some of which are not under the OPC’s control and, therefore, OPC did not recognize deferred tax assets in respect thereof. These losses will expire in 2027-2037.

•
$2 million in tax credits, offsettable for tax purposes in the United States against future profits in the United States, are subject to complying with the conditions of the law, some of which are not under the OPC’s control and, therefore, OPC did not recognize deferred tax assets. These losses will expire in 2027-2037.

Unrecognised deferred tax liabilities

The tax effect on taxable temporary differences of $112 million (2020: $nil) has not been recorded as this arises from undistributed profits of the Group’s associated companies which the Group does not expect to incur.

4.	Safe habor rules

Singapore does not impose taxes on disposal gains, which are considered to be capital in nature, but imposes tax on income and gains of a trading nature. As such, whenever a gain is realized on the disposal of an asset, the practice of the IRAS is to rely upon a set of commonly-applied rules in determining the question of capital (not taxable) or revenue (taxable). Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and December 31, 2027 are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.